Document and Entity Information	Sep. 17, 2020
Cover [Abstract]
Entity Registrant Name	Chubb Ltd
Amendment Flag	false
Entity Central Index Key	0000896159
Document Type	8-K
Document Period End Date	Sep. 17, 2020
Entity Incorporation State Country Code	V8
Entity File Number	1-11778
Entity Tax Identification Number	98-0091805
Entity Address, Address Line One	Baerengasse 32
Entity Address, Postal Zip Code	8001
Entity Address, City or Town	Zurich
Entity Address, Country	CH
City Area Code	41 (0)43
Local Phone Number	456 76 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value CHF 24.15 per share
Trading Symbol	CB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false